Putnam Mortgage Opportunities Fund
The fund's portfolio
8/31/20 (Unaudited)

MORTGAGE-BACKED SECURITIES (70.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (36.9%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4451, Class CI, IO, 7.00%, 3/15/45	$939,203	$217,982
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.788%, 3/15/41	79,958	15,121
REMICs IFB Ser. 4074, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.538%, 2/15/41	51,146	5,216
REMICs IFB Ser. 4076, Class MS, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.538%, 7/15/40	384,593	29,323
REMICs IFB Ser. 3852, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.65%), 6.488%, 4/15/40	280,503	27,983
REMICs IFB Ser. 3981, Class WS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.388%, 5/15/41	1,022,553	122,486
REMICs IFB Ser. 4033, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.388%, 10/15/36	873,247	30,838
REMICs IFB Ser. 3346, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.388%, 10/15/33	2,455,766	477,190
REMICs IFB Ser. 3747, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.338%, 10/15/40	365,817	66,479
REMICs IFB Ser. 4808, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 7/15/48	3,977,961	614,591
REMICs IFB Ser. 4789, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 5/15/48	3,719,942	423,739
REMICs IFB Ser. 4752, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 11/15/47	8,737,112	1,105,070
Strips Ser. 324, Class C21, IO, 6.00%, 6/15/39	737,701	181,020
REMICs IFB Ser. 4290, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.938%, 7/15/35	7,460,639	1,580,190
REMICs IFB Ser. 4267, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 5/15/39	737,418	13,609
REMICs IFB Ser. 4073, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.888%, 8/15/38	19,762	556
REMICs IFB Ser. 4926, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.838%, 8/25/49	3,520,690	532,293
REMICs Ser. 4560, IO, 5.809%, 5/15/39	1,449,951	281,326
REMICs IFB Ser. 3984, Class DS, IO, ((-1 x 1 Month US LIBOR) + 5.95%), 5.788%, 1/15/42	464,405	83,519
REMICs Ser. 4964, Class IA, IO, 4.50%, 3/25/50	14,732,747	2,276,660
REMICs Ser. 4601, Class PI, IO, 4.50%, 12/15/45	164,368	21,801
REMICs Ser. 4127, Class PI, IO, 4.50%, 7/15/42	1,034,470	117,561
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	289,670	29,671
REMICs Ser. 3714, Class KI, IO, 4.50%, 11/15/39	326,016	9,439
REMICs Ser. 4707, Class AI, IO, 4.00%, 7/15/47	1,107,880	90,402
REMICs Ser. 4635, Class PI, IO, 4.00%, 12/15/46	951,100	86,912
REMICs Ser. 4568, Class MI, IO, 4.00%, 4/15/46	388,206	40,677
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	123,968	13,450
REMICs Ser. 4500, Class GI, IO, 4.00%, 8/15/45	51,435	5,479
REMICs Ser. 4462, Class PI, IO, 4.00%, 4/15/45	60,978	6,543
REMICs Ser. 4425, IO, 4.00%, 1/15/45	338,194	37,056
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	55,350	8,685
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	225,714	26,778
REMICs Ser. 4389, Class IA, IO, 4.00%, 9/15/44	33,932	3,637
REMICs Ser. 4355, Class DI, IO, 4.00%, 3/15/44	27,819	1,525
REMICs Ser. 4386, Class IL, IO, 4.00%, 12/15/43	578,434	42,795
REMICs Ser. 4299, Class JI, IO, 4.00%, 7/15/43	194,429	13,260
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	323,628	37,798
REMICs Ser. 4425, Class WI, IO, 4.00%, 3/15/43	361,541	23,872
REMICs Ser. 4386, Class LI, IO, 4.00%, 2/15/43	319,725	13,127
REMICs Ser. 4694, Class GI, IO, 4.00%, 2/15/43	355,647	16,282
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	45,393	3,586
REMICs Ser. 4015, Class GI, IO, 4.00%, 3/15/27	118,428	8,601
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	811,548	58,618
REMICs Ser. 4591, Class QI, IO, 3.50%, 4/15/46	89,275	6,462
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	92,211	6,649
REMICs Ser. 4560, Class PI, IO, 3.50%, 5/15/45	161,086	9,646
REMICs Ser. 4475, Class CI, IO, 3.50%, 1/15/44	1,120,453	33,569
REMICs Ser. 4501, Class BI, IO, 3.50%, 10/15/43	40,980	822
REMICs Ser. 4663, Class KI, IO, 3.50%, 11/15/42	203,254	3,224
REMICs Ser. 4663, Class TI, IO, 3.50%, 10/15/42	120,344	935
REMICs Ser. 4413, Class HI, IO, 3.50%, 3/15/40	742,578	16,024
REMICs Ser. 4099, Class BI, IO, 3.50%, 6/15/39	503,776	10,672
REMICs Ser. 3904, Class NI, IO, 3.50%, 8/15/26	376,697	18,109
REMICs Ser. 4801, Class IG, IO, 3.00%, 6/15/48	999,115	64,475
REMICs Ser. 4134, Class PI, IO, 3.00%, 11/15/42	855,622	83,794
REMICs Ser. 4182, Class PI, IO, 3.00%, 12/15/41	271,913	10,787
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	57,194	3,278
REMICs Ser. 4550, Class AI, IO, 3.00%, 10/15/40	931,269	32,036
REMICs Ser. 4510, Class HI, IO, 3.00%, 3/15/40	152,812	4,133
REMICs Ser. 4656, Class AI, IO, 3.00%, 9/15/37	385,971	1,691
REMICs Ser. 4666, Class AI, IO, 3.00%, 9/15/35	36,604	9
Federal National Mortgage Association
REMICs IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 12.55%, 5/25/40	15,231	18,690
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.425%, 9/25/43	611,999	128,526
REMICs IFB Ser. 12-36, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.45%), 6.275%, 4/25/42	174,904	35,038
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.40%), 6.225%, 4/25/40	139,779	30,706
REMICs IFB Ser. 18-36, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.075%, 6/25/48	2,591,902	543,471
REMICs IFB Ser. 18-38, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.025%, 6/25/48	5,422,595	794,889
REMICs IFB Ser. 13-41, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.025%, 6/25/40	40,525	2,121
REMICs Ser. 17-8, IO, 6.00%, 2/25/47	730,787	173,262
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	87,593	18,295
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	391,389	82,337
REMICs Ser. 10-99, Class NI, IO, 6.00%, 9/25/40	1,830,984	341,438
REMICs Ser. 11-59, Class BI, IO, 6.00%, 8/25/40	84,349	1,233
REMICs IFB Ser. 19-18, Class SH, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.975%, 5/25/49	5,161,512	1,095,789
REMICs IFB Ser. 19-18, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 5/25/49	5,915,138	1,094,301
REMICs IFB Ser. 19-17, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 4/25/49	3,247,050	703,153
REMICs IFB Ser. 16-83, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 11/25/46	1,629,141	365,738
REMICs IFB Ser. 16-85, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 11/25/46	4,431,163	876,143
REMICs IFB Ser. 16-65, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 9/25/46	1,235,373	247,164
REMICs IFB Ser. 16-78, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 5/25/39	3,385,413	613,478
REMICs IFB Ser. 12-86, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.925%, 4/25/39	21,803	296
REMICs IFB Ser. 19-60, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 10/25/49	3,973,349	288,386
REMICs IFB Ser. 19-45, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 8/25/49	7,853,836	1,338,689
REMICs IFB Ser. 19-26, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 6/25/49	5,885,790	827,797
REMICs IFB Ser. 12-103, Class SD, ((-1 x 1 Month US LIBOR) + 6.05%), 5.875%, 9/25/42	264,998	52,858
REMICs IFB Ser. 19-66, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 11/25/49	7,310,637	1,092,640
REMICs IFB Ser. 19-75, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 11/25/49	9,828,262	1,473,101
REMICs IFB Ser. 16-54, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 8/25/46	5,819,327	1,330,938
REMICs IFB Ser. 11-126, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 12/25/41	6,169,354	1,469,429
REMICs IFB Ser. 11-134, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 2/25/41	1,573,631	155,497
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.825%, 7/25/39	434,511	22,641
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x 1 Month US LIBOR) + 5.90%), 5.725%, 10/25/41	417,673	70,595
REMICs Ser. 10-109, Class IM, IO, 5.50%, 9/25/40	1,404,653	230,548
Interest Strip Ser. 397, Class 2, IO, 5.00%, 9/25/39	401,830	59,608
REMICs Ser. 18-1, Class JI, IO, 5.00%, 2/25/48	1,055,988	182,051
REMICs Ser. 12-132, Class PI, IO, 5.00%, 10/25/42	1,421,180	190,296
Interest Strip Ser. 404, Class 2, IO, 4.50%, 5/25/40	311,023	36,239
REMICs Ser. 12-49, Class QI, IO, 4.50%, 12/25/40	1,474,221	79,328
REMICs Ser. 18-15, Class PI, IO, 4.00%, 10/25/47	1,200,132	112,967
REMICs Ser. 17-48, Class LI, IO, 4.00%, 5/25/47	1,504,075	143,474
REMICs Ser. 17-2, Class KI, IO, 4.00%, 2/25/47	253,603	26,996
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	344,278	36,782
REMICs Ser. 17-15, Class LI, IO, 4.00%, 6/25/46	180,960	6,345
REMICs Ser. 16-24, Class CI, IO, 4.00%, 2/25/46	234,314	23,226
REMICs Ser. 12-90, Class DI, IO, 4.00%, 3/25/42	1,239,190	121,688
REMICs Ser. 14-95, Class TI, IO, 4.00%, 5/25/39	48,641	966
REMICs Ser. 17-78, Class KI, IO, 3.50%, 10/25/47	371,756	24,820
REMICs Ser. 16-70, Class QI, IO, 3.50%, 10/25/46	144,240	11,021
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,635,816	123,362
REMICs Ser. 15-73, Class PI, IO, 3.50%, 10/25/45	1,626,464	59,534
REMICs Ser. 13-40, Class YI, IO, 3.50%, 6/25/42	87,825	6,809
REMICs Ser. 12-90, Class EI, IO, 3.50%, 2/25/39	43,315	821
REMICs Ser. 13-6, Class JI, IO, 3.00%, 2/25/43	43,519	3,645
REMICs Ser. 13-35, Class PI, IO, 3.00%, 2/25/42	126,348	4,658
REMICs Ser. 13-27, Class PI, IO, 3.00%, 12/25/41	272,298	10,704
REMICs Ser. 13-57, Class IQ, IO, 3.00%, 6/25/41	283,993	12,774
REMICs Ser. 16-97, Class KI, IO, 3.00%, 6/25/40	575,825	6,705
Government National Mortgage Association
IFB Ser. 13-9, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.75%), 6.592%, 1/20/43	2,939,559	686,986
IFB Ser. 13-182, Class SP, IO, ((-1 x 1 Month US LIBOR) + 6.70%), 6.542%, 12/20/43	1,313,538	279,692
IFB Ser. 11-148, Class SN, IO, ((-1 x 1 Month US LIBOR) + 6.69%), 6.528%, 11/16/41	925,307	216,809
IFB Ser. 10-125, Class SD, ((-1 x 1 Month US LIBOR) + 6.68%), 6.518%, 1/16/40	2,385,093	388,548
Ser. 16-164, IO, 6.50%, 12/20/46	1,020,832	215,288
IFB Ser. 11-156, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.60%), 6.442%, 4/20/38	53,946	13,703
IFB Ser. 10-50, Class QS, IO, ((-1 x 1 Month US LIBOR) + 6.55%), 6.392%, 12/20/38	14,913	133
IFB Ser. 10-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.50%), 6.338%, 8/16/38	312,706	4,614
IFB Ser. 18-91, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.25%), 6.092%, 7/20/48	1,201,893	202,104
IFB Ser. 18-89, Class LS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.042%, 6/20/48	1,334,437	206,764
IFB Ser. 14-131, Class BS, IO, ((-1 x 1 Month US LIBOR) + 6.20%), 6.038%, 9/16/44	3,595,702	1,040,460
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40	56,402	12,187
IFB Ser. 13-167, Class SG, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.992%, 11/20/43	1,950,867	404,687
IFB Ser. 16-77, Class SL, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.992%, 3/20/43	375,254	40,025
IFB Ser. 19-35, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.988%, 1/16/44	2,940,961	593,318
IFB Ser. 19-158, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.15%), 5.988%, 9/16/43	7,773,108	1,481,377
IFB Ser. 19-100, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 8/20/49	10,119,645	1,635,618
IFB Ser. 19-83, Class JS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 7/20/49	9,976,822	1,494,927
IFB Ser. 19-78, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 6/20/49	7,468,541	1,184,287
IFB Ser. 16-77, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 10/20/45	54,562	11,341
IFB Ser. 14-58, Class SA, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 4/20/44	700,679	138,882
IFB Ser. 14-60, Class SE, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 4/20/44	40,078	7,464
IFB Ser. 14-27, Class S, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 2/20/44	3,793,755	743,819
IFB Ser. 14-3, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 1/20/44	4,300,254	802,671
IFB Ser. 13-182, Class SY, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.942%, 12/20/43	36,538	8,093
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 2/20/50	1,148,466	134,042
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 1/20/50	8,952,912	1,629,962
IFB Ser. 19-143, Class HS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 9/20/49	5,620,821	740,150
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 8/20/49	271,735	36,734
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 6/20/49	375,795	44,940
IFB Ser. 19-15, Class SC, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 2/20/49	7,679,215	1,364,289
IFB Ser. 19-6, Class SM, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 1/20/49	11,745,079	1,653,603
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.892%, 6/20/43	1,413,177	268,553
IFB Ser. 19-121, Class SD, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.842%, 10/20/49	4,947,489	1,303,386
IFB Ser. 11-22, Class PS, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.842%, 7/20/40	61,767	4,902
IFB Ser. 10-134, Class ES, IO, ((-1 x 1 Month US LIBOR) + 6.00%), 5.842%, 11/20/39	147,145	7,897
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47	866,943	192,524
Ser. 16-149, Class MI, IO, 5.50%, 5/20/39	138,487	15,108
Ser. 18-77, IO, 5.00%, 6/20/48	949,789	131,783
Ser. 17-123, IO, 5.00%, 8/16/47	518,357	94,885
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	145,846	25,648
Ser. 16-150, Class I, IO, 5.00%, 11/20/46	1,677,971	277,301
Ser. 16-42, IO, 5.00%, 2/20/46	341,071	56,859
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	475,305	57,783
Ser. 17-136, Class IY, IO, 5.00%, 3/20/45	562,036	98,620
Ser. 15-35, Class AI, IO, 5.00%, 3/16/45	1,380,906	271,987
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44	813,852	144,524
Ser. 14-132, IO, 5.00%, 9/20/44	1,399,343	248,188
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44	37,131	6,700
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	210,950	39,707
Ser. 11-135, Class DI, IO, 5.00%, 4/16/40	523,448	102,652
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	15,849	2,720
Ser. 17-26, Class EI, IO, 5.00%, 2/20/40	774,352	86,267
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	74,026	12,839
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	16,360	2,862
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	933,460	162,842
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	97,324	16,716
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	1,446,718	239,342
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	142,571	20,245
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	42,774	5,161
Ser. 15-182, Class IC, IO, 4.50%, 12/20/45	4,722,726	855,314
Ser. 16-49, IO, 4.50%, 11/16/45	457,981	76,604
Ser. 16-84, Class IB, IO, 4.50%, 11/16/45	4,956,132	876,789
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45	63,533	9,924
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	642,957	55,024
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45	83,197	15,541
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	312,474	49,273
Ser. 14-161, Class HI, IO, 4.50%, 6/20/44	435,267	48,583
Ser. 14-100, Class LI, IO, 4.50%, 10/16/43	48,896	5,220
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43	198,027	27,877
Ser. 12-129, IO, 4.50%, 11/16/42	100,947	18,202
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42	71,823	12,161
Ser. 12-98, Class AI, IO, 4.50%, 4/16/42	710,374	94,194
Ser. 14-98, Class AI, IO, 4.50%, 10/20/41	385,279	15,815
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40	46,118	7,045
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	33,942	5,106
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	23,226	3,310
Ser. 09-121, Class DI, IO, 4.50%, 12/16/39	2,625,929	418,284
Ser. 14-95, Class JI, IO, 4.50%, 12/16/39	1,244,988	230,183
Ser. 19-137, Class GI, IO, 4.00%, 11/20/49	8,576,989	959,248
Ser. 17-130, Class IB, IO, 4.00%, 8/20/47	851,743	99,460
Ser. 17-120, Class IJ, IO, 4.00%, 4/20/47	547,042	31,614
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47	849,643	97,412
Ser. 17-11, Class PI, IO, 4.00%, 12/20/46	581,192	37,317
Ser. 16-138, Class DI, IO, 4.00%, 10/20/46	497,580	65,327
Ser. 16-69, IO, 4.00%, 5/20/46	88,501	10,495
Ser. 16-29, IO, 4.00%, 2/16/46	334,437	52,303
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	86,528	11,573
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	60,534	7,822
Ser. 16-47, Class CI, IO, 4.00%, 9/20/45	306,086	31,949
Ser. 15-106, Class CI, IO, 4.00%, 5/20/45	210,642	20,215
Ser. 18-72, Class IC, IO, 4.00%, 5/20/45	3,430,644	446,670
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	125,739	22,982
Ser. 15-187, Class JI, IO, 4.00%, 3/20/45	55,171	6,496
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	54,479	5,802
Ser. 14-188, Class IB, IO, 4.00%, 12/20/44	5,496,085	588,026
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	1,334,832	95,662
Ser. 17-17, Class EI, IO, 4.00%, 9/20/44	861,524	26,149
Ser. 17-68, Class IL, IO, 4.00%, 8/20/44	1,247,427	104,581
Ser. 15-40, Class KI, IO, 4.00%, 7/20/44	1,199,490	124,134
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	302,640	18,603
Ser. 13-67, Class IP, IO, 4.00%, 4/16/43	1,594,761	264,698
Ser. 15-144, Class IA, IO, 4.00%, 1/16/43	191,390	15,136
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	137,418	17,934
Ser. 15-162, Class BI, IO, 4.00%, 11/20/40	205,133	14,117
Ser. 14-115, Class EI, IO, 4.00%, 6/20/38	236	—
Ser. 17-H05, Class CI, IO, 3.807%, 2/20/67	6,799,215	805,000
Ser. 16-H21, Class AI, IO, 3.659%, 9/20/66	3,282,122	334,491
Ser. 16-H23, Class NI, IO, 3.578%, 10/20/66	243,096	24,139
Ser. 15-H25, Class BI, IO, 3.55%, 10/20/65	119,493	11,017
Ser. 17-141, Class ID, IO, 3.50%, 7/20/47	559,257	18,182
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46	51,957	1,186
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	49,657	4,608
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,270,433	86,565
Ser. 16-83, Class PI, IO, 3.50%, 6/20/45	112,913	13,323
Ser. 15-52, Class IK, IO, 3.50%, 4/20/45	188,822	19,221
Ser. 15-20, Class PI, IO, 3.50%, 2/20/45	45,204	5,909
Ser. 17-6, Class DI, IO, 3.50%, 1/20/44	1,019,146	12,167
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	63,610	4,710
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43	41,449	2,924
Ser. 13-14, IO, 3.50%, 12/20/42	63,670	5,066
Ser. 12-103, Class CI, IO, 3.50%, 8/16/42	715,866	135,694
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	52,216	3,449
Ser. 15-165, Class IC, IO, 3.50%, 7/16/41	2,765,881	160,393
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39	1,624,960	140,340
Ser. 15-134, Class LI, IO, 3.50%, 5/20/39	217,556	7,536
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39	582,209	18,496
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38	15,792	138
Ser. 15-87, Class AI, IO, 3.50%, 12/20/38	313,387	6,209
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	492,694	25,117
Ser. 14-139, Class NI, IO, 3.50%, 8/20/28	285,902	10,061
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	779,575	54,079
Ser. 15-H25, Class CI, IO, 3.484%, 10/20/65	115,239	9,715
Ser. 15-H26, Class DI, IO, 3.48%, 10/20/65	119,314	11,017
Ser. 20-H04, Class AI, IO, 3.453%, 2/20/70	15,281,129	1,619,036
Ser. 18-H11, Class AI, IO, 3.423%, 2/20/68	3,151,503	324,891
Ser. 16-H27, Class EI, IO, 3.419%, 12/20/66	3,760,790	332,341
Ser. 19-H14, Class IB, IO, 3.412%, 8/20/69	386,315	41,768
Ser. 18-H11, Class JI, IO, 3.399%, 7/20/68	3,375,838	350,412
Ser. 19-H03, Class AI, IO, 3.393%, 11/20/68	12,054,808	1,255,869
Ser. 19-H09, Class EI, IO, 3.373%, 4/20/69	3,517,020	381,842
Ser. 14-H21, Class AI, IO, 3.249%, 10/20/64	172,445	14,157
Ser. 15-H03, Class DI, IO, 3.211%, 1/20/65	252,986	21,580
Ser. 16-H06, Class AI, IO, 3.202%, 2/20/66	1,513,961	139,558
Ser. 15-H04, Class AI, IO, 3.184%, 12/20/64	3,569,029	274,323
Ser. 15-H10, Class HI, IO, 3.134%, 4/20/65	170,778	14,653
Ser. 16-H02, Class HI, IO, 3.052%, 1/20/66	222,883	16,828
Ser. 16-H04, Class KI, IO, 3.049%, 2/20/66	101,237	7,165
Ser. 13-23, Class IK, IO, 3.00%, 9/20/37	538,743	29,205
Ser. 15-H20, Class CI, IO, 2.991%, 8/20/65	142,426	13,043
Ser. 16-H26, Class KI, IO, 2.958%, 11/20/66	3,707,098	273,463
Ser. 17-H08, Class DI, IO, 2.737%, 2/20/67	807,339	119,029
Ser. 16-H18, Class QI, IO, 2.663%, 6/20/66	1,961,611	210,750
Ser. 15-H13, Class AI, IO, 2.602%, 6/20/65	302,524	26,403
Ser. 18-H05, Class BI, IO, 2.562%, 2/20/68	1,923,057	229,565
Ser. 17-H11, Class NI, IO, 2.511%, 5/20/67	4,521,528	462,806
Ser. 17-H08, Class EI, IO, 2.511%, 2/20/67	2,437,241	261,475
Ser. 17-H03, Class AI, IO, 2.485%, 12/20/66	1,313,814	126,892
Ser. 17-H03, Class EI, IO, 2.483%, 1/20/67	606,144	77,835
Ser. 17-H22, Class DI, IO, 2.453%, 11/20/67	3,398,547	421,991
Ser. 17-H04, Class BI, IO, 2.427%, 2/20/67	4,703,152	521,058
FRB Ser. 15-H16, Class XI, IO, 2.418%, 7/20/65	77,559	7,740
Ser. 16-H27, Class BI, IO, 2.396%, 12/20/66	753,143	73,306
Ser. 17-H02, Class BI, IO, 2.385%, 1/20/67	2,879,685	296,567
Ser. 18-H07, Class IE, IO, 2.383%, 2/20/68	7,702,250	519,699
Ser. 17-H13, Class QI, IO, 2.376%, 6/20/67	1,942,945	190,479
Ser. 10-H22, Class CI, IO, 2.37%, 10/20/60	221,013	11,866
Ser. 17-H20, Class DI, IO, 2.351%, 10/20/67	1,334,212	161,673
Ser. 18-H02, Class HI, IO, 2.338%, 1/20/68	4,764,476	565,781
Ser. 18-H02, Class IM, IO, 2.334%, 2/20/68	2,453,011	307,441
Ser. 17-H08, Class NI, IO, 2.328%, 3/20/67	493,935	46,825
Ser. 17-H20, Class AI, IO, 2.298%, 10/20/67	3,288,724	390,536
Ser. 17-H06, Class BI, IO, 2.297%, 2/20/67	1,157,578	116,206
Ser. 17-H20, Class HI, IO, 2.269%, 10/20/67	1,063,921	124,663
Ser. 18-H01, Class AI, IO, 2.266%, 1/20/68	8,094,310	918,704
Ser. 17-H14, Class JI, IO, 2.26%, 6/20/67	2,150,314	282,623
Ser. 17-H10, Class MI, IO, 2.246%, 4/20/67	5,342,879	437,582
Ser. 17-H06, Class MI, IO, 2.242%, 2/20/67	1,729,990	164,058
Ser. 17-H22, Class EI, IO, 2.24%, 10/20/67	1,237,307	117,111
Ser. 17-H09, IO, 2.183%, 4/20/67	484,843	41,079
Ser. 16-H24, IO, 2.15%, 9/20/66	333,647	36,615
Ser. 17-H03, Class DI, IO, 2.101%, 12/20/66	2,849,757	301,471
Ser. 15-H29, Class HI, IO, 2.10%, 9/20/65	2,420,413	159,505
Ser. 15-H22, Class HI, IO, 2.061%, 8/20/65	2,793,485	265,660
Ser. 17-H19, Class MI, IO, 2.056%, 4/20/67	1,144,150	114,301
Ser. 15-H24, Class HI, IO, 2.045%, 9/20/65	158,992	8,986
Ser. 15-H15, Class JI, IO, 1.957%, 6/20/65	160,762	14,501
Ser. 17-H11, Class DI, IO, 1.956%, 5/20/67	352,488	35,362
Ser. 17-H20, Class GI, IO, 1.942%, 9/20/67	5,388,631	532,541
Ser. 17-H18, Class DI, IO, 1.918%, 9/20/67	1,429,453	167,799
Ser. 18-H08, Class FI, IO, 1.906%, 6/20/68	2,703,463	258,321
Ser. 17-H09, Class DI, IO, 1.905%, 3/20/67	1,718,025	143,556
Ser. 17-H21, Class AI, IO, 1.886%, 10/20/67	6,388,475	622,027
Ser. 17-H14, Class EI, IO, 1.884%, 6/20/67	2,620,356	204,741
Ser. 16-H22, IO, 1.867%, 10/20/66	4,126,675	313,986
Ser. 15-H23, Class DI, IO, 1.858%, 9/20/65	148,634	12,058
Ser. 15-H25, Class EI, IO, 1.851%, 10/20/65	137,088	11,214
Ser. 15-H18, Class IA, IO, 1.847%, 6/20/65	108,838	6,389
Ser. 15-H20, Class AI, IO, 1.828%, 8/20/65	133,720	10,992
Ser. 15-H10, Class CI, IO, 1.805%, 4/20/65	146,888	11,262
Ser. 15-H26, Class GI, IO, 1.801%, 10/20/65	77,089	4,949
Ser. 17-H06, Class DI, IO, 1.782%, 2/20/67	727,907	55,976
Ser. 15-H23, Class BI, IO, 1.751%, 9/20/65	95,445	7,216
Ser. 13-H15, Class CI, IO, 1.749%, 7/20/63	2,022,722	64,725
Ser. 15-H26, Class EI, IO, 1.721%, 10/20/65	187,089	15,585
Ser. 17-H14, Class DI, IO, 1.711%, 6/20/67	539,483	32,356
Ser. 17-H16, Class JI, IO, 1.704%, 8/20/67	537,615	63,839
Ser. 16-H24, Class CI, IO, 1.702%, 10/20/66	4,519,859	314,795
Ser. 14-H25, Class BI, IO, 1.693%, 12/20/64	1,691,047	118,727
Ser. 15-H09, Class BI, IO, 1.692%, 3/20/65	57,572	4,188
Ser. 17-H16, Class CI, IO, 1.658%, 7/20/67	5,566,955	301,395
Ser. 16-H12, Class AI, IO, 1.658%, 7/20/65	318,865	21,498
Ser. 13-H14, Class XI, IO, 1.641%, 3/20/63	191,502	7,258
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65	216,337	15,641
Ser. 18-H01, Class IB, IO, 1.613%, 1/20/68	7,154,201	342,686
Ser. 15-H24, Class BI, IO, 1.61%, 8/20/65	267,416	10,221
Ser. 15-H22, Class EI, IO, 1.607%, 8/20/65	159,456	6,952
Ser. 17-H06, Class EI, IO, 1.588%, 2/20/67	123,381	7,264
Ser. 17-H03, Class HI, IO, 1.567%, 1/20/67	429,148	27,390
Ser. 15-H14, Class BI, IO, 1.566%, 5/20/65	286,970	11,938
Ser. 14-H23, Class BI, IO, 1.565%, 11/20/64	5,113,663	384,210
Ser. 15-H01, Class BI, IO, 1.564%, 1/20/65	4,825,480	304,690
Ser. 14-H13, Class BI, IO, 1.554%, 5/20/64	177,284	7,443
FRB Ser. 12-H23, Class WI, IO, 1.552%, 10/20/62(WAC)	430,197	16,395
Ser. 19-H15, Class CI, IO, 1.551%, 7/20/69	11,625,055	684,786
Ser. 11-H15, Class AI, IO, 1.527%, 6/20/61	1,329,535	66,790
Ser. 16-H25, Class GI, IO, 1.493%, 11/20/66	497,694	21,803
Ser. 17-H16, Class KI, IO, 1.47%, 8/20/67	3,337,348	220,215
Ser. 14-H08, Class CI, IO, 1.469%, 3/20/64	8,287,560	393,410
Ser. 14-H06, Class BI, IO, 1.464%, 2/20/64	5,578,924	255,247
Ser. 10-H19, Class BI, IO, 1.454%, 8/20/60	212,870	12,593
Ser. 14-H08, Class BI, IO, 1.45%, 4/20/64	134,391	10,361
Ser. 10-H20, Class IF, IO, 1.446%, 10/20/60	1,977,320	98,522
Ser. 13-H24, Class AI, IO, 1.439%, 9/20/63	367,194	13,267
Ser. 16-H08, Class GI, IO, 1.432%, 4/20/66	143,583	7,346
Ser. 14-H09, Class AI, IO, 1.423%, 1/20/64	134,202	4,976
Ser. 12-H29, Class AI, IO, 1.42%, 10/20/62	1,002,724	30,449
Ser. 12-H29, Class FI, IO, 1.42%, 10/20/62	1,002,724	30,351
Ser. 12-H29, Class CI, IO, 1.405%, 2/20/62	3,930,132	169,393
Ser. 12-H06, Class AI, IO, 1.325%, 1/20/62	459,940	18,407
Ser. 11-H08, Class GI, IO, 1.257%, 3/20/61(WAC)	149,396	6,140
FRB Ser. 11-H07, Class FI, IO, 1.237%, 2/20/61(WAC)	278,066	7,424
Ser. 12-H11, Class FI, IO, 1.216%, 2/20/62	5,830,818	178,779
Ser. 12-H10, Class AI, IO, 1.198%, 12/20/61	3,423,645	104,016
Ser. 11-H16, Class FI, IO, 1.029%, 7/20/61	1,303,032	44,775
Ser. 17-H16, Class HI, IO, 0.911%, 8/20/67	3,252,454	275,969
Ser. 16-H17, Class DI, IO, 0.896%, 7/20/66	2,145,110	194,289
Ser. 15-H26, Class CI, IO, 0.532%, 8/20/65	155,066	2,171

		75,731,491
Commercial mortgage-backed securities (13.3%)
Banc of America Commercial Mortgage Trust Ser. 08-1, Class AJ, 6.786%, 2/10/51(WAC)	9,423	10,429
Banc of America Commercial Mortgage Trust 144A Ser. 16-UB10, Class D, 3.00%, 7/15/49	362,000	273,647
Bank 144A Ser. 17-BNK9, Class D, 2.80%, 11/15/54	464,000	353,236
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 07-T28, Class D, 5.718%, 9/11/42(WAC)	213,000	114,590
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class F, 5.25%, 12/15/47(WAC)	100,000	87,825
Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class C, 5.044%, 9/10/45(WAC)	440,000	413,119
COMM Mortgage Trust
FRB Ser. 14-CR16, Class C, 5.092%, 4/10/47(WAC)	436,000	421,402
FRB Ser. 14-UBS3, Class C, 4.898%, 6/10/47(WAC)	301,000	298,015
FRB Ser. 14-UBS4, Class C, 4.801%, 8/10/47(WAC)	475,000	468,880
Ser. 13-LC6, Class C, 4.242%, 1/10/46(WAC)	593,000	581,140
COMM Mortgage Trust 144A
FRB Ser. 14-CR17, Class D, 5.009%, 5/10/47(WAC)	467,000	373,650
FRB Ser. 14-CR17, Class E, 5.009%, 5/10/47(WAC)	917,000	687,750
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45(WAC)	298,000	137,825
FRB Ser. 14-CR19, Class D, 4.868%, 8/10/47(WAC)	721,000	616,955
Ser. 12-CR4, Class B, 3.703%, 10/15/45	880,000	640,287
Ser. 13-LC6, Class E, 3.50%, 1/10/46	706,000	539,168
Ser. 15-LC19, Class D, 2.867%, 2/10/48	440,000	385,821
Credit Suisse Commercial Mortgage Trust 144A
FRB Ser. 08-C1, Class AJ, 5.997%, 2/15/41(WAC)	63,742	36,078
FRB Ser. 07-C4, Class C, 5.91%, 9/15/39(WAC)	9,091	8,982
CSAIL Commercial Mortgage Trust Ser. 19-C15, Class B, 4.476%, 3/15/52	584,000	636,809
CSAIL Commercial Mortgage Trust 144A FRB Ser. 18-C14, Class D, 5.054%, 11/15/51(WAC)	380,000	342,140
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC1A, Class C, 5.79%, 11/10/46(WAC)	368,000	368,951
FRB Ser. 11-LC2A, Class D, 5.67%, 7/10/44(WAC)	529,000	483,645
GS Mortgage Securities Corp. II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	349,000	350,205
GS Mortgage Securities Trust FRB Ser. 14-GC20, Class C, 5.13%, 4/10/47(WAC)	378,000	334,938
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 8/10/43(WAC)	497,000	223,650
Ser. 11-GC3, Class E, 5.00%, 3/10/44(WAC)	290,000	250,533
FRB Ser. 14-GC24, Class D, 4.664%, 9/10/47(WAC)	1,094,000	415,720
FRB Ser. 13-GC13, Class D, 4.22%, 7/10/46(WAC)	739,000	528,695
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.706%, 9/15/47(WAC)	373,000	308,656
FRB Ser. 13-C12, Class C, 4.236%, 7/15/45(WAC)	492,000	482,732
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47(WAC)	1,394,000	691,623
FRB Ser. 13-C12, Class E, 4.236%, 7/15/45(WAC)	625,000	441,813
Ser. 13-C14, Class F, 3.598%, 8/15/46(WAC)	402,000	254,210
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	100,000	45,390
JPMDB Commercial Mortgage Securities Trust Ser. 17-C5, Class C, 4.512%, 3/15/50(WAC)	566,000	520,893
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	934,994	805,331
FRB Ser. 12-CBX, Class B, 5.081%, 6/15/45(WAC)	656,000	612,565
FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46(WAC)	740,000	537,529
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51(WAC)	933,000	335,880
FRB Ser. 11-C3, Class D, 5.835%, 2/15/46(WAC)	641,000	325,750
FRB Ser. 11-C3, Class E, 5.835%, 2/15/46(WAC)	242,000	64,689
FRB Ser. 11-C4, Class C, 5.526%, 7/15/46(WAC)	342,000	337,203
FRB Ser. 12-C6, Class E, 5.324%, 5/15/45(WAC)	224,000	109,760
FRB Ser. 13-C16, Class D, 5.194%, 12/15/46(WAC)	554,000	517,512
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	643,000	378,766
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)	100,000	16,885
ML-CFC Commercial Mortgage Trust FRB Ser. 06-4, Class C, 5.324%, 12/12/49(WAC)	382,833	229,279
Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 16-C29, Class C, 4.904%, 5/15/49(WAC)	651,000	612,117
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class E, 4.922%, 10/15/46(WAC)	763,000	457,800
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)	1,150,000	690,000
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46(WAC)	932,000	382,755
FRB Ser. 15-C23, Class D, 4.289%, 7/15/50(WAC)	383,000	325,785
FRB Ser. 13-C10, Class E, 4.218%, 7/15/46(WAC)	482,000	331,475
FRB Ser. 13-C10, Class F, 4.218%, 7/15/46(WAC)	1,286,000	612,820
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class B, 5.538%, 2/12/44(WAC)	1,800	1,784
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)	62,003	61,218
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.599%, 3/15/45(WAC)	332,000	195,957
FRB Ser. 12-C4, Class E, 5.599%, 3/15/45(WAC)	392,000	196,000
FRB Ser. 11-C3, Class G, 5.419%, 7/15/49(WAC)	753,000	333,489
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 20-01, Class M10, 3.925%, 3/25/50	1,097,000	1,008,015
UBS Commercial Mortgage Trust 144A
FRB Ser. 12-C1, Class D, 5.755%, 5/10/45(WAC)	541,000	352,516
FRB Ser. 12-C1, Class E, 5.00%, 5/10/45(WAC)	422,000	128,592
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class E, 5.046%, 5/10/63(WAC)	24,000	22,854
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	37,000	5,732
FRB Ser. 12-C4, Class D, 4.62%, 12/10/45(WAC)	522,000	252,616
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	645,000	626,045
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C56, Class C, 3.751%, 6/15/53(WAC)	413,000	416,812
Ser. 16-BNK1, Class C, 3.071%, 8/15/49(WAC)	459,000	366,965
Wells Fargo Commercial Mortgage Trust 144A
Ser. 12-LC5, Class D, 4.918%, 10/15/45(WAC)	360,000	324,000
FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46(WAC)	482,000	192,800
Ser. 14-LC16, Class D, 3.938%, 8/15/50	777,000	408,879
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.971%, 11/15/45(WAC)	628,000	392,976
FRB Ser. 12-C7, Class D, 4.965%, 6/15/45(WAC)	228,000	125,400
FRB Ser. 12-C7, Class E, 4.965%, 6/15/45(WAC)	653,000	293,850
FRB Ser. 13-C15, Class D, 4.654%, 8/15/46(WAC)	1,324,000	651,514
FRB Ser. 12-C10, Class D, 4.576%, 12/15/45(WAC)	674,000	237,745

		27,409,062
Residential mortgage-backed securities (non-agency) (20.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.365%, 5/25/47	1,984,848	996,245
Arroyo Mortgage Trust 144A Ser. 20-1, Class M1, 4.277%, 3/25/55	442,000	454,671
Bear Stearns Alt-A Trust
FRB Ser. 05-7, Class 21A1, 3.245%, 9/25/35(WAC)	307,398	282,202
FRB Ser. 05-8, Class 21A1, 3.147%, 10/25/35(WAC)	594,070	532,380
FRB Ser. 05-10, Class 11A1, (1 Month US LIBOR + 0.50%), 0.675%, 1/25/36	186,405	211,025
FRB Ser. 06-6, Class 1A1, (1 Month US LIBOR + 0.32%), 0.495%, 11/25/36	485,829	418,002
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (1 Month US LIBOR + 0.23%), 0.405%, 9/25/46	86,069	86,138
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (1 Month US LIBOR + 0.18%), 0.355%, 11/25/47	1,537,233	1,212,553
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AR5, Class 1A1A, 3.957%, 4/25/37(WAC)	389,213	374,469
FRB Ser. 07-AMC3, Class A2D, (1 Month US LIBOR + 0.35%), 0.525%, 3/25/37	238,082	205,179
Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, (1 Month US LIBOR + 0.96%), 2.131%, 8/25/46	100,864	89,800
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 2.111%, 6/25/46	30,501	26,343
FRB Ser. 05-51, Class 3A3A, (1 Month US LIBOR + 0.64%), 0.798%, 11/20/35	166,218	140,742
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR + 0.19%), 0.365%, 8/25/46	113,580	115,284
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR + 0.19%), 0.365%, 8/25/46	306,457	255,892
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.365%, 8/25/46	332,273	313,737
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.338%, 2/20/47	363,519	272,310
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 06-OA5, Class 2A1, (1 Month US LIBOR + 0.20%), 0.375%, 4/25/46	46,511	38,520
Credit Suisse Mortgage Captial Certificates 144A FRB Ser. 20-SPT1, Class M1, 3.85%, 4/25/65(WAC)	392,000	395,522
Eagle Re, Ltd. 144A FRB Ser. 20-1, Class B1, (1 Month US LIBOR + 2.85%), 3.025%, 1/25/30	404,000	285,994
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (1 Month US LIBOR + 10.50%), 10.675%, 5/25/28	248,700	264,964
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (1 Month US LIBOR + 10.00%), 10.175%, 7/25/28	247,288	258,716
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (1 Month US LIBOR + 7.55%), 7.725%, 12/25/27	1,399,815	1,434,567
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.175%, 12/25/28	339,426	354,267
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class B1, (1 Month US LIBOR + 4.95%), 5.125%, 7/25/29	773,000	776,410
Structured Agency Credit Risk Debt FRN Ser. 17-DNA3, Class B1, (1 Month US LIBOR + 4.45%), 4.625%, 3/25/30	250,000	248,701
Structured Agancy Credit Risk Debt FRN Ser. 16-HQA4, Class M3, (1 Month US LIBOR + 3.90%), 4.075%, 4/25/29	1,899,813	1,968,679
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 4.025%, 3/25/29	343,000	354,788
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (1 Month US LIBOR + 12.25%), 12.425%, 2/25/49	260,000	257,400
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class B2, (1 Month US LIBOR + 11.25%), 11.425%, 4/25/49	2,150,000	1,956,500
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (1 Month US LIBOR + 11.00%), 11.175%, 10/25/48	301,000	278,438
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (1 Month US LIBOR + 10.75%), 10.925%, 1/25/49	164,000	155,834
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (1 Month US LIBOR + 10.50%), 10.675%, 3/25/49	755,000	734,287
Structured Agency Credit Risk Debt FRN Ser. 20-DNA3, Class B2, (1 Month US LIBOR + 9.35%), 9.525%, 6/25/50	750,000	744,375
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class B2, (1 Month US LIBOR + 8.15%), 8.325%, 7/25/49	624,000	520,364
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (1 Month US LIBOR + 7.75%), 7.925%, 9/25/48	818,000	645,433
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (1 Month US LIBOR + 4.65%), 4.825%, 1/25/49	320,000	304,650
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	244,000	235,292
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56(WAC)	400,000	376,611
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (1 Month US LIBOR + 4.35%), 4.525%, 3/25/49	270,000	258,109
Seasoned Credit Risk Transfer Trust Ser. 19-4, Class M, 4.50%, 2/25/59(WAC)	370,000	342,132
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B1, (1 Month US LIBOR + 4.25%), 4.425%, 10/25/48	2,280,000	2,086,200
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (1 Month US LIBOR + 4.10%), 4.275%, 4/25/49	1,187,000	1,157,870
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (1 Month US LIBOR + 3.90%), 4.075%, 9/25/48	600,000	541,490
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.825%, 1/25/49	517,829	509,452
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.625%, 3/25/49	171,276	168,921
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.475%, 10/25/48	68,800	66,126
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class M2, (1 Month US LIBOR + 2.15%), 2.325%, 12/25/30	1,820,000	1,769,738
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2B, (1 Month US LIBOR + 12.75%), 12.925%, 10/25/28	814,728	959,124
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (1 Month US LIBOR + 12.25%), 12.425%, 9/25/28	60,664	70,401
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (1 Month US LIBOR + 11.75%), 11.925%, 10/25/28	86,507	98,183
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (1 Month US LIBOR + 11.75%), 11.925%, 8/25/28	26,701	30,692
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (1 Month US LIBOR + 10.75%), 10.925%, 1/25/29	44,854	48,434
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (1 Month US LIBOR + 9.25%), 9.425%, 4/25/29	249,136	255,987
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.075%, 10/25/28	364,870	384,071
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.875%, 4/25/28	1,085,085	1,134,034
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.725%, 4/25/28	377,504	390,647
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (1 Month US LIBOR + 5.30%), 5.475%, 10/25/28	293,484	308,282
Connecticut Avenue Securities FRB Ser. 17-C04, Class 2B1, (1 Month US LIBOR + 5.05%), 5.225%, 11/25/29	964,000	946,776
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.175%, 7/25/25	93,221	95,143
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (1 Month US LIBOR + 4.50%), 4.675%, 12/25/30	923,000	843,044
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2B1, (1 Month US LIBOR + 4.45%), 4.625%, 5/25/30	284,000	267,672
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2B1, (1 Month US LIBOR + 4.45%), 4.625%, 2/25/30	761,000	715,340
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.625%, 1/25/29	32,033	33,142
Connecticut Avenue Securities FRB Ser. 18-C06, Class 2B1, (1 Month US LIBOR + 4.10%), 4.275%, 3/25/31	277,000	258,819
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1M2, (1 Month US LIBOR + 3.00%), 3.175%, 10/25/29	578,489	580,978
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, (1 Month US LIBOR + 2.80%), 2.975%, 2/25/30	540,765	535,269
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.825%, 2/25/30	473,369	470,139
Connecticut Avenue Securities FRB Ser. 17-C07, Class 2M2, (1 Month US LIBOR + 2.50%), 2.675%, 5/25/30	1,265,867	1,254,868
Connecticut Avenue Securities FRB Ser. 18-C01, Class 1M2, (1 Month US LIBOR + 2.25%), 2.425%, 7/25/30	157,759	154,810
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (1 Month US LIBOR + 4.10%), 4.275%, 9/25/31	184,000	174,217
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1B1, (1 Month US LIBOR + 3.25%), 3.425%, 1/25/40	1,592,000	1,115,059
Connecticut Avenue Securities Trust FRB Ser. 19-R05, Class 1M2, (1 Month US LIBOR + 2.00%), 2.175%, 7/25/39	263,682	262,620
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, (1 Month US LIBOR + 0.25%), 0.425%, 1/25/36	411,197	225,346
FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 0.355%, 5/25/36	86,845	31,419
FRB Ser. 06-1, Class A1, (1 Month US LIBOR + 0.09%), 0.265%, 1/25/36	1,298,752	590,932
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (1 Month US LIBOR + 0.31%), 0.485%, 5/25/37	510,607	436,864
HarborView Mortgage Loan Trust FRB Ser. 04-11, Class 1A, (1 Month US LIBOR + 0.70%), 0.861%, 1/19/35	334,912	173,174
IndyMac INDX Mortgage Loan Trust FRB Ser. 06-AR11, Class 2A1, 3.584%, 6/25/36(WAC)	35,604	31,871
JPMorgan Alternative Loan Trust FRB Ser. 07-A2, Class 12A1, IO, (1 Month US LIBOR + 0.20%), 0.375%, 6/25/37	196,517	94,120
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (1 Month US LIBOR + 0.23%), 2.973%, 2/26/37	377,927	342,497
MortgageIT Trust FRB Ser. 05-3, Class M4, (1 Month US LIBOR + 0.95%), 1.12%, 8/25/35	19,042	18,377
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (1 Month US LIBOR + 4.35%), 4.525%, 7/25/29 (Bermuda)	191,000	168,519
FRB Ser. 19-1A, Class B1A, (1 Month US LIBOR + 3.50%), 3.675%, 7/25/29 (Bermuda)	159,000	140,262
Radnor Re, Ltd. 144A
Mortgage Insurance-Linked FRN Ser. 20-1, Class B1, (1 Month US LIBOR + 3.00%), 3.175%, 2/25/30	1,020,000	822,217
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 2.70%), 2.875%, 3/25/28 (Bermuda)	964,000	917,954
Structured Asset Mortgage Investments II Trust
FRB Ser. 06-AR7, Class A1A, (1 Month US LIBOR + 0.21%), 0.385%, 8/25/36	111,859	105,707
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR + 0.18%), 0.355%, 1/25/37	43,910	38,391
FRB Ser. 06-AR7, Class A1BG, (1 Month US LIBOR + 0.12%), 0.295%, 8/25/36	335,700	300,855
Triangle Re, Ltd. 144A Mortgage Insurance-Linked FRN Ser. 19-1, Class B1, (1 Month US LIBOR + 4.15%), 4.325%, 11/26/29	879,000	638,045
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 04-AR12, Class A2B, (1 Month US LIBOR + 0.92%), 1.095%, 10/25/44	125,947	116,212
FRB Ser. 05-AR13, Class A1C4, (1 Month US LIBOR + 0.43%), 0.605%, 10/25/45	90,046	85,750

		42,143,585

Total mortgage-backed securities (cost $160,828,488)		$145,284,138

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.1%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates
5.50%, 5/20/49	$83,752	$95,916
5.00%, 5/20/49	198,925	224,872
4.50%, with due dates from 10/20/49 to 1/20/50	208,672	233,511
4.00%, TBA, 9/1/50	2,000,000	2,130,469
4.00%, with due dates from 8/20/49 to 1/20/50	507,877	565,994
3.50%, with due dates from 8/20/49 to 11/20/49	1,411,541	1,549,599

		4,800,361
U.S. Government Agency Mortgage Obligations (56.8%)
Federal National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 8/1/49	156,767	174,107
4.50%, 5/1/49	58,749	64,993
Uniform Mortgage-Backed Securities
5.00%, TBA, 9/1/50	1,000,000	1,095,938
4.00%, TBA, 10/1/50	8,000,000	8,533,744
4.00%, TBA, 9/1/50	15,000,000	15,987,891
3.50%, TBA, 10/1/50	7,000,000	7,386,093
3.50%, TBA, 9/1/50	8,000,000	8,435,000
3.00%, TBA, 10/1/50	2,000,000	2,105,625
3.00%, TBA, 9/1/50	5,000,000	5,272,318
2.50%, TBA, 10/1/50	6,000,000	6,302,344
2.50%, TBA, 9/1/50	23,000,000	24,207,500
2.00%, TBA, 10/1/50	6,000,000	6,175,313
2.00%, TBA, 9/1/50	30,000,000	30,946,875

		116,687,741

Total U.S. government and agency mortgage obligations (cost $121,275,412)		$121,488,102

ASSET-BACKED SECURITIES (5.4%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.15%, 7/25/24	$1,089,000	$1,089,000
Finance of America HECM Buyout 144A FRB Ser. 20-HB1, Class M4, 4.048%, 2/25/30(WAC)	1,782,000	1,534,302
Mello Warehouse Securitization Trust 144A FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.975%, 6/25/52	707,000	703,465
Mortgage Repurchase Agreement Financing Trust FRB Ser. 20-4, Class A1, (1 Month US LIBOR + 1.35%), 1.505%, 4/23/23	320,000	320,000
Mortgage Repurchase Agreement Financing Trust 144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR + 1.75%), 1.905%, 5/29/22	650,000	650,000
MRA Issuance Trust 144A FRB Ser. 20-2, Class A, (1 Month US LIBOR + 1.15%), 1.312%, 10/22/20	1,065,219	1,075,437
Nationstar HECM Loan Trust 144A Ser. 18-2A, Class M5, 6.00%, 7/25/28(WAC)	600,000	568,286
RMF Buyout Issuance Trust 144A Ser. 19-1, Class M5, 6.00%, 7/25/29(WAC)	203,000	211,051
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.933%, 9/7/21	690,000	690,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.325%, 6/25/51	682,000	682,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 1.004%, 3/26/21	824,000	824,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR + 0.75%), 0.933%, 10/24/20	1,350,000	1,350,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR + 0.70%), 0.883%, 9/24/20	1,361,000	1,361,000

Total asset-backed securities (cost $11,300,746)		$11,058,541

PURCHASED SWAP OPTIONS OUTSTANDING (0.2%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Value
Citibank, N.A.
(0.564)/3 month USD-LIBOR-BBA/Sep-30	Sep-20/0.564	$24,827,000	$329,653
0.564/3 month USD-LIBOR-BBA/Sep-30	Sep-20/0.564	24,827,000	2,979

Total purchased swap options outstanding (cost $302,889)			$332,632

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Call)	Oct-20/$102.63	$69,000,000	$69,000,000	$414,000
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/103.24	12,000,000	12,000,000	65,460
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.99	12,000,000	12,000,000	50,460
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Sep-20/104.25	151,000,000	151,000,000	1,534,009
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Call)	Oct-20/104.98	121,000,000	121,000,000	386,595
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Sep-20/105.08	167,000,000	167,000,000	644,620
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Oct-20/105.56	4,000,000	4,000,000	10,624
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Sep-20/105.08	88,000,000	88,000,000	1,936
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Call)	Sep-20/105.42	14,000,000	14,000,000	6,062

Total purchased options outstanding (cost $1,211,250)				$3,113,766

SHORT-TERM INVESTMENTS (37.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund Class P 0.21%(AFF)	Shares	36,633,757	$36,633,757
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	2,629,000	2,629,000
U.S. Treasury Bills 0.137%, 9/22/20(SEGSF)(SEGCCS)		$3,841,000	3,840,793
U.S. Treasury Bills 0.134%, 10/8/20(SEG)(SEGSF)(SEGCCS)		8,006,000	8,005,205
U.S. Treasury Bills 0.132%, 9/17/20(SEGSF)		202,000	201,992
U.S. Treasury Bills 0.122%, 10/15/20(SEGSF)(SEGCCS)		2,000,000	1,999,756
U.S. Treasury Bills 0.121%, 9/8/20(SEGSF)		240,000	239,996
U.S. Treasury Bills 0.106%, 10/27/20(SEGSF)(SEGCCS)		6,500,000	6,498,913
U.S. Treasury Bills 0.097%, 11/12/20(SEGSF)(SEGCCS)		5,500,000	5,498,845
U.S. Treasury Bills 0.093%, 11/19/20(SEGSF)(SEGCCS)		3,100,000	3,099,269
U.S. Treasury Bills 0.005%, 9/10/20(SEGSF)		3,761,000	3,760,917
U.S. Treasury Cash Management Bills 0.088%, 11/17/20(SEGSF)(SEGCCS)		2,000,000	1,999,722
U.S. Treasury Cash Management Bills 0.083%, 11/10/20(SEGSF)		2,900,000	2,899,493

Total short-term investments (cost $77,307,478)			$77,307,658
TOTAL INVESTMENTS

Total investments (cost $372,226,263)			$358,584,837

FUTURES CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Note 2 yr (Short)	2,118	$467,962,171	$467,962,171	Dec-20	$(217,804)

Unrealized appreciation					—

Unrealized (depreciation)					(217,804)

Total					$(217,804)

WRITTEN OPTIONS OUTSTANDING at 8/31/20 (premiums $1,316,719) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
JPMorgan Chase Bank N.A.
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/$102.63	$69,000,000	$69,000,000	$198,444
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.58	12,000,000	12,000,000	32,880
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/102.33	12,000,000	12,000,000	25,548
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.92	12,000,000	12,000,000	17,364
Uniform Mortgage-Backed Securities 30 yr 2.00% TBA commitments (Put)	Oct-20/101.67	12,000,000	12,000,000	13,848
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Sep-20/104.25	151,000,000	151,000,000	453
Uniform Mortgage-Backed Securities 30 yr 2.50% TBA commitments (Put)	Oct-20/104.98	121,000,000	121,000,000	301,532
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Sep-20/105.08	88,000,000	88,000,000	339,680
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Call)	Oct-20/105.56	4,000,000	4,000,000	4
Uniform Mortgage-Backed Securities 30 yr 3.00% TBA commitments (Put)	Sep-20/105.08	167,000,000	167,000,000	3,674
Uniform Mortgage-Backed Securities 30 yr 3.50% TBA commitments (Put)	Sep-20/105.42	14,000,000	14,000,000	1,680

Total				$935,107

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/ strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Citibank, N.A.
0.654/3 month USD-LIBOR-BBA/Sep-30 (Purchased)	Sep-20/0.654	$14,474,200	$(49,212)	$14,344
(0.739)/3 month USD-LIBOR-BBA/Sep-30 (Written)	Sep-20/0.739	7,237,100	49,212	(10,870)
Goldman Sachs International
(0.2815)/3 month USD-LIBOR-BBA/Sep-25 (Purchased)	Sep-20/0.2815	14,474,100	(25,692)	13,012
0.2815/3 month USD-LIBOR-BBA/Sep-25 (Purchased)	Sep-20/0.2815	14,474,100	(25,692)	(21,378)

Unrealized appreciation				27,356

Unrealized (depreciation)				(32,248)

Total				$(4,892)

TBA SALE COMMITMENTS OUTSTANDING at 8/31/20 (proceeds receivable $84,629,688) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 9/1/50	$1,000,000	9/21/20	$1,051,875
Uniform Mortgage-Backed Securities, 4.00%, 9/1/50	8,000,000	9/14/20	8,526,875
Uniform Mortgage-Backed Securities, 3.50%, 9/1/50	4,000,000	9/14/20	4,217,500
Uniform Mortgage-Backed Securities, 3.00%, 9/1/50	2,000,000	9/14/20	2,108,927
Uniform Mortgage-Backed Securities, 2.50%, 10/1/50	6,000,000	10/14/20	6,302,344
Uniform Mortgage-Backed Securities, 2.50%, 9/1/50	30,000,000	9/14/20	31,575,000
Uniform Mortgage-Backed Securities, 2.00%, 9/1/50	30,000,000	9/14/20	30,946,875

Total			$84,729,396

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$27,213,000	$19,893	(E)	$47,904	9/16/30	0.70% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$67,797
		18,093,000	160,123		(240)	7/2/30	0.602% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	151,291
		166,115,000	181,564	(E)	(85,755)	9/16/25	0.35% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(267,319)
		67,162,000	18,067	(E)	24,431	9/16/22	3 month USD-LIBOR-BBA — Quarterly	0.20% — Semiannually	6,364
		2,206,000	106,638	(E)	39,432	9/16/50	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	(67,206)
		11,488,000	34,062		(152)	7/3/30	3 month USD-LIBOR-BBA — Quarterly	0.66288% — Semiannually	(27,661)
		12,413,400	20,420		(100)	7/6/25	3 month USD-LIBOR-BBA — Quarterly	0.35% — Semiannually	20,987
		16,334,000	10,176		(217)	7/6/30	3 month USD-LIBOR-BBA — Quarterly	0.6879% — Semiannually	(1,082)
		5,257,000	19,435		(70)	7/8/30	3 month USD-LIBOR-BBA — Quarterly	0.656% — Semiannually	(16,648)
		6,824,000	34,564		(90)	7/9/30	0.642% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	30,892
		14,611,000	95,804		(194)	7/10/30	0.627% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	88,502
		10,537,000	109,880		(140)	7/13/30	3 month USD-LIBOR-BBA — Quarterly	0.588% — Semiannually	(105,655)
		15,053,100	12,133		(122)	7/14/25	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(11,852)
		6,947,600	33,988		(92)	7/15/30	3 month USD-LIBOR-BBA — Quarterly	0.645% — Semiannually	(30,901)
		6,133,000	60,803		(81)	7/16/30	0.5935% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	58,340
		2,393,000	138,167		(82)	7/17/50	3 month USD-LIBOR-BBA — Quarterly	0.863% — Semiannually	(136,559)
		35,549,000	1,706		(134)	7/21/22	0.2195% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	745
		29,202,000	3,621		(110)	7/24/22	0.21% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,544
		4,337,000	343,048		(148)	8/3/50	3 month USD-LIBOR-BBA — Quarterly	0.7835% — Semiannually	(341,430)
		5,397,000	442,775		(184)	8/4/50	3 month USD-LIBOR-BBA — Quarterly	0.7725% — Semiannually	(440,876)
		24,827,000	346,560		(329)	8/5/30	3 month USD-LIBOR-BBA — Quarterly	0.556% — Semiannually	(341,556)
		7,163,000	124,615		(95)	8/6/30	3 month USD-LIBOR-BBA — Quarterly	0.521% — Semiannually	(123,404)
		11,191,000	187,181		(148)	8/7/30	0.528% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	184,974
		9,999,000	33,947		(81)	8/10/25	0.25214% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,881
		9,999,000	34,947		(81)	8/10/25	0.2501% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,893
		9,999,000	33,177		(81)	8/10/25	0.2537% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	33,102
		9,999,000	34,707		(81)	8/10/25	0.2506% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	34,650
		9,999,000	31,787		(81)	8/10/25	0.2565% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	31,696
		9,999,000	32,777		(81)	8/10/25	0.2545% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	32,698
		9,999,000	30,047		(81)	8/10/25	0.26003% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	29,936
		9,999,000	28,727		(81)	8/10/25	0.2627% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	28,600
		3,512,000	258,230		(120)	8/11/50	3 month USD-LIBOR-BBA — Quarterly	0.8045% — Semiannually	(257,298)
		10,710,800	23,596		(87)	8/12/25	3 month USD-LIBOR-BBA — Quarterly	0.277% — Semiannually	(23,645)
		2,271,000	146,300		(77)	8/11/50	3 month USD-LIBOR-BBA — Quarterly	0.8385% — Semiannually	(145,654)
		5,975,000	76,122		(79)	8/12/30	0.57% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	75,097
		1,923,000	105,350		(66)	8/12/50	3 month USD-LIBOR-BBA — Quarterly	0.8745% — Semiannually	(104,802)
		17,474,000	15,534		(141)	8/13/25	0.33951% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,304)
		17,221,000	18,203		(139)	8/14/25	0.34358% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(18,856)
		6,723,000	4,377		(89)	8/17/30	0.695% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,255
		38,707,000	4,026		(146)	8/20/22	3 month USD-LIBOR-BBA — Quarterly	0.2205% — Semiannually	3,223
		14,524,000	871		(118)	8/21/25	3 month USD-LIBOR-BBA — Quarterly	0.32152% — Semiannually	(787)
		44,740,000	2,192		(169)	8/24/22	0.2135% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,713
		11,707,000	3,020		(95)	8/24/25	0.319% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,866
		13,030,000	9,642		(105)	8/25/25	3 month USD-LIBOR-BBA — Quarterly	0.309% — Semiannually	(9,710)
		14,070,000	5,333		(114)	8/26/25	0.3155% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	5,150
		10,213,000	12,388		(83)	8/27/25	3 month USD-LIBOR-BBA — Quarterly	0.3485% — Semiannually	12,345
		10,676,000	19,249		(86)	8/28/25	0.36057% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(19,352)
		4,483,000	10,826		(59)	9/1/30	0.679% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	10,767
		4,911,500	14,283		(65)	9/2/30	0.733% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(14,348)
		4,911,500	16,463		(65)	9/2/30	0.7375% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(16,528)
		8,253,000	12,214		(109)	9/2/30	3 month USD-LIBOR-BBA — Quarterly	0.7125% — Semiannually	12,105

	Total				$20,624				$(1,537,020)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/20 (Unaudited)
Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Barclays Bank PLC
$56,226	$55,416	$—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	$17
19,929	20,038	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(400)
25,049	25,186	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(504)
Credit Suisse International
116,710	115,028	—	1/12/41	3.50% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(36)
44,978	45,224	—	1/12/41	4.00% ( 1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	904
9,669	9,587	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	56
9,567	9,310	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(107)
Goldman Sachs International
3,630	3,687	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(110)
60,484	59,613	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	19
10,440	10,160	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(117)
JPMorgan Securities LLC
6,571	6,515	—	1/12/44	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	38
16,240	16,102	—	1/12/44	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(93)

Upfront premium received		—	Unrealized appreciation			1,034

Upfront premium (paid)		—	Unrealized (depreciation)			(1,367)

	Total	$—			Total	$(333)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	CMBX NA BBB-.7 Index	BBB-/P	$34	$6,000	$1,366	1/17/47	300 bp — Monthly	$(1,328)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	531	3,000	335	5/11/63	200 bp — Monthly	205
	CMBX NA A.6 Index	A/P	42,713	255,000	28,509	5/11/63	200 bp — Monthly	14,303
	CMBX NA A.6 Index	A/P	46,776	303,000	33,875	5/11/63	200 bp — Monthly	13,018
	CMBX NA A.6 Index	A/P	59,663	430,000	48,074	5/11/63	200 bp — Monthly	11,756
	CMBX NA A.6 Index	A/P	68,668	454,000	50,757	5/11/63	200 bp — Monthly	18,087
	CMBX NA A.6 Index	A/P	211,636	1,273,000	142,321	5/11/63	200 bp — Monthly	69,810
	CMBX NA A.6 Index	A/P	235,766	1,975,000	220,805	5/11/63	200 bp — Monthly	15,729
	CMBX NA BB.11 Index	BB-/P	365,555	647,000	208,722	11/18/54	500 bp — Monthly	157,462
	CMBX NA BB.6 Index	B+/P	71,327	439,000	212,344	5/11/63	500 bp — Monthly	(140,590)
	CMBX NA BB.6 Index	B+/P	754,500	1,509,000	729,903	5/11/63	500 bp — Monthly	26,064
	CMBX NA BB.6 Index	B+/P	285,037	1,987,000	961,112	5/11/63	500 bp — Monthly	(674,143)
	CMBX NA BB.7 Index	BB-/P	60,373	1,183,000	494,021	1/17/47	500 bp — Monthly	(432,498)
	CMBX NA BBB-.6 Index	BB+/P	34,695	434,000	137,795	5/11/63	300 bp — Monthly	(102,847)
	CMBX NA BBB-.6 Index	BB+/P	170,059	2,498,000	793,115	5/11/63	300 bp — Monthly	(621,598)
	CMBX NA BBB-.6 Index	BB+/P	192,782	2,930,000	930,275	5/11/63	300 bp — Monthly	(735,784)
	CMBX NA BBB-.6 Index	BB+/P	273,265	4,144,000	1,315,720	5/11/63	300 bp — Monthly	(1,040,038)
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	110	3,000	284	1/17/47	200 bp — Monthly	(172)
	CMBX NA BB.7 Index	BB-/P	44,810	335,000	139,896	1/17/47	500 bp — Monthly	(94,760)
	CMBX NA BBB-.6 Index	BB+/P	1,768	16,000	5,080	5/11/63	300 bp — Monthly	(3,303)
	CMBX NA BBB-.6 Index	BB+/P	4,088	37,000	11,748	5/11/63	300 bp — Monthly	(7,638)
	CMBX NA BBB-.6 Index	BB+/P	125,816	1,339,000	425,133	5/11/63	300 bp — Monthly	(298,536)
	CMBX NA BBB-.7 Index	BBB-/P	1,379	21,000	4,780	1/17/47	300 bp — Monthly	(3,388)
	Goldman Sachs International
	CMBX NA BB.6 Index	B+/P	33,375	240,000	116,088	5/11/63	500 bp — Monthly	(82,480)
	CMBX NA BB.6 Index	B+/P	34,230	241,000	116,572	5/11/63	500 bp — Monthly	(82,108)
	CMBX NA BB.6 Index	B+/P	39,497	330,000	159,621	5/11/63	500 bp — Monthly	(119,803)
	CMBX NA BB.6 Index	B+/P	57,845	368,000	178,002	5/11/63	500 bp — Monthly	(119,799)
	CMBX NA BB.6 Index	B+/P	59,139	506,000	244,752	5/11/63	500 bp — Monthly	(185,122)
	CMBX NA BB.6 Index	B+/P	116,897	1,011,000	489,021	5/11/63	500 bp — Monthly	(371,141)
	CMBX NA BB.9 Index	BB-/P	264,866	655,000	263,179	9/17/58	500 bp — Monthly	2,323
	CMBX NA BBB-.6 Index	BB+/P	68	1,000	318	5/11/63	300 bp — Monthly	(249)
	CMBX NA BBB-.6 Index	BB+/P	833	6,000	1,905	5/11/63	300 bp — Monthly	(1,068)
	CMBX NA BBB-.6 Index	BB+/P	520	6,000	1,905	5/11/63	300 bp — Monthly	(1,382)
	CMBX NA BBB-.6 Index	BB+/P	580	7,000	2,223	5/11/63	300 bp — Monthly	(1,638)
	CMBX NA BBB-.6 Index	BB+/P	780	7,000	2,223	5/11/63	300 bp — Monthly	(1,438)
	CMBX NA BBB-.6 Index	BB+/P	758	7,000	2,223	5/11/63	300 bp — Monthly	(1,461)
	CMBX NA BBB-.6 Index	BB+/P	1,959	13,000	4,128	5/11/63	300 bp — Monthly	(2,161)
	CMBX NA BBB-.6 Index	BB+/P	2,196	19,000	6,033	5/11/63	300 bp — Monthly	(3,826)
	CMBX NA BBB-.6 Index	BB+/P	4,985	35,000	11,113	5/11/63	300 bp — Monthly	(6,107)
	CMBX NA BBB-.6 Index	BB+/P	2,932	39,000	12,383	5/11/63	300 bp — Monthly	(9,428)
	CMBX NA BBB-.6 Index	BB+/P	4,589	41,000	13,018	5/11/63	300 bp — Monthly	(8,405)
	CMBX NA BBB-.6 Index	BB+/P	6,102	52,000	16,510	5/11/63	300 bp — Monthly	(10,378)
	CMBX NA BBB-.6 Index	BB+/P	6,807	61,000	19,368	5/11/63	300 bp — Monthly	(12,525)
	CMBX NA BBB-.6 Index	BB+/P	6,807	61,000	19,368	5/11/63	300 bp — Monthly	(12,525)
	CMBX NA BBB-.6 Index	BB+/P	8,944	80,000	25,400	5/11/63	300 bp — Monthly	(16,410)
	CMBX NA BBB-.6 Index	BB+/P	18,576	121,000	38,418	5/11/63	300 bp — Monthly	(19,771)
	CMBX NA BBB-.6 Index	BB+/P	19,769	166,000	52,705	5/11/63	300 bp — Monthly	(32,839)
	CMBX NA BBB-.6 Index	BB+/P	28,389	179,000	56,833	5/11/63	300 bp — Monthly	(28,339)
	CMBX NA BBB-.6 Index	BB+/P	22,767	192,000	60,960	5/11/63	300 bp — Monthly	(38,081)
	CMBX NA BBB-.6 Index	BB+/P	22,689	192,000	60,960	5/11/63	300 bp — Monthly	(38,159)
	CMBX NA BBB-.6 Index	BB+/P	31,086	196,000	62,230	5/11/63	300 bp — Monthly	(31,030)
	CMBX NA BBB-.6 Index	BB+/P	15,110	199,000	63,183	5/11/63	300 bp — Monthly	(47,957)
	CMBX NA BBB-.6 Index	BB+/P	23,894	270,000	85,725	5/11/63	300 bp — Monthly	(61,673)
	CMBX NA BBB-.6 Index	BB+/P	42,824	274,000	86,995	5/11/63	300 bp — Monthly	(44,011)
	CMBX NA BBB-.6 Index	BB+/P	20,957	286,000	90,805	5/11/63	300 bp — Monthly	(69,682)
	CMBX NA BBB-.6 Index	BB+/P	21,083	286,000	90,805	5/11/63	300 bp — Monthly	(69,555)
	CMBX NA BBB-.6 Index	BB+/P	22,360	295,000	93,663	5/11/63	300 bp — Monthly	(71,131)
	CMBX NA BBB-.6 Index	BB+/P	37,025	300,000	95,250	5/11/63	300 bp — Monthly	(58,050)
	CMBX NA BBB-.6 Index	BB+/P	34,253	310,000	98,425	5/11/63	300 bp — Monthly	(63,992)
	CMBX NA BBB-.6 Index	BB+/P	29,179	364,000	115,570	5/11/63	300 bp — Monthly	(86,179)
	CMBX NA BBB-.6 Index	BB+/P	36,144	430,000	136,525	5/11/63	300 bp — Monthly	(100,130)
	CMBX NA BBB-.6 Index	BB+/P	37,588	592,000	187,960	5/11/63	300 bp — Monthly	(150,027)
	CMBX NA BBB-.7 Index	BBB-/P	370	5,000	1,138	1/17/47	300 bp — Monthly	(766)
	CMBX NA BBB-.7 Index	BBB-/P	3,816	37,000	8,421	1/17/47	300 bp — Monthly	(4,584)
	CMBX NA BBB-.7 Index	BBB-/P	4,227	52,000	11,835	1/17/47	300 bp — Monthly	(7,577)
	CMBX NA BBB-.7 Index	BBB-/P	4,856	57,000	12,973	1/17/47	300 bp — Monthly	(8,084)
	CMBX NA BBB-.7 Index	BBB-/P	23,196	206,000	46,886	1/17/47	300 bp — Monthly	(23,570)
	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	24,080	172,000	19,230	5/11/63	200 bp — Monthly	4,917
	CMBX NA BB.10 Index	BB-/P	23,189	289,000	118,750	5/11/63	500 bp — Monthly	(95,280)
	CMBX NA BB.6 Index	B+/P	2,327,406	4,521,000	2,186,808	5/11/63	500 bp — Monthly	144,994
	CMBX NA BBB-.6 Index	BB+/P	12,524,652	39,176,000	12,438,380	5/11/63	300 bp — Monthly	109,132
	CMBX NA BBB-.7 Index	BBB-/P	578,456	2,464,000	560,806	1/17/47	300 bp — Monthly	19,087
	Merrill Lynch International
	CMBX NA BB.6 Index	B+/P	98,400	880,000	425,656	5/11/63	500 bp — Monthly	(326,400)
	CMBX NA BB.7 Index	BB-/P	16,216	134,000	55,958	1/17/47	500 bp — Monthly	(39,612)
	CMBX NA BB.7 Index	BB-/P	27,163	287,000	119,851	1/17/47	500 bp — Monthly	(92,409)
	CMBX NA BBB-.6 Index	BB+/P	17,670	246,000	78,105	5/11/63	300 bp — Monthly	(60,292)
	CMBX NA BBB-.6 Index	BB+/P	23,074	313,000	99,378	5/11/63	300 bp — Monthly	(76,121)
	CMBX NA BBB-.6 Index	BB+/P	29,676	328,000	104,140	5/11/63	300 bp — Monthly	(74,273)
	CMBX NA BBB-.6 Index	BB+/P	43,062	489,000	155,258	5/11/63	300 bp — Monthly	(111,910)
	CMBX NA BBB-.6 Index	BB+/P	42,790	561,000	178,118	5/11/63	300 bp — Monthly	(135,000)
	CMBX NA BBB-.6 Index	BB+/P	114,301	1,567,000	497,523	5/11/63	300 bp — Monthly	(382,307)
	CMBX NA BBB-.6 Index	BB+/P	95,460	1,742,000	553,085	5/11/63	300 bp — Monthly	(456,609)
	CMBX NA BBB-.6 Index	BB+/P	152,021	2,365,000	750,888	5/11/63	300 bp — Monthly	(597,487)
	CMBX NA BBB-.6 Index	BB+/P	392,433	4,395,000	1,395,413	5/11/63	300 bp — Monthly	(1,000,416)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	3,438	22,000	2,460	5/11/63	200 bp — Monthly	986
	CMBX NA BB.6 Index	B+/P	20,244	112,000	54,174	5/11/63	500 bp — Monthly	(33,821)
	CMBX NA BB.6 Index	B+/P	37,077	305,000	147,529	5/11/63	500 bp — Monthly	(110,155)
	CMBX NA BB.6 Index	B+/P	100,413	418,000	202,187	5/11/63	500 bp — Monthly	(101,367)
	CMBX NA BB.9 Index	BB-/P	40,857	102,000	40,984	9/17/58	500 bp — Monthly	(28)
	CMBX NA BBB-.13 Index	BBB-/P	13,631	83,000	11,894	12/16/72	300 bp — Monthly	1,786
	CMBX NA BBB-.6 Index	BB+/P	41,903	571,000	181,293	5/11/63	300 bp — Monthly	(139,056)
	CMBX NA BBB-.6 Index	BB+/P	59,391	711,000	225,743	5/11/63	300 bp — Monthly	(165,937)
	CMBX NA BBB-.6 Index	BB+/P	316,365	917,000	291,148	5/11/63	300 bp — Monthly	25,752
	CMBX NA BBB-.6 Index	BB+/P	69,002	1,051,000	333,693	5/11/63	300 bp — Monthly	(264,077)
	CMBX NA BBB-.6 Index	BB+/P	69,717	1,056,000	335,280	5/11/63	300 bp — Monthly	(264,947)
	CMBX NA BBB-.6 Index	BB+/P	87,617	1,093,000	347,028	5/11/63	300 bp — Monthly	(258,773)
	CMBX NA BBB-.6 Index	BB+/P	110,571	1,476,000	468,630	5/11/63	300 bp — Monthly	(357,198)
	CMBX NA BBB-.6 Index	BB+/P	1,706,792	25,763,000	8,179,753	5/11/63	300 bp — Monthly	(6,435,405)

Upfront premium received			23,413,285		Unrealized appreciation			635,411

Upfront premium (paid)			—		Unrealized (depreciation)			(17,840,144)

	Total		$23,413,285				Total	$(17,204,733)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 31, 2020. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(22)	$3,000	$284	1/17/47	(200 bp) — Monthly	$260
	CMBX NA BB.10 Index	(13,985)	134,000	55,061	11/17/59	(500 bp) — Monthly	40,946
	CMBX NA BB.10 Index	(12,061)	110,000	45,199	11/17/59	(500 bp) — Monthly	33,031
	CMBX NA BB.11 Index	(53,073)	735,000	237,111	11/18/54	(500 bp) — Monthly	183,324
	CMBX NA BB.11 Index	(78,125)	603,000	194,528	11/18/54	(500 bp) — Monthly	115,817
	CMBX NA BB.11 Index	(25,963)	509,000	164,203	11/18/54	(500 bp) — Monthly	137,746
	CMBX NA BB.11 Index	(26,404)	509,000	164,203	11/18/54	(500 bp) — Monthly	137,304
	CMBX NA BB.11 Index	(17,530)	255,000	82,263	11/18/54	(500 bp) — Monthly	64,485
	CMBX NA BB.11 Index	(13,102)	139,000	44,841	11/18/54	(500 bp) — Monthly	31,604
	CMBX NA BB.12 Index	(36,732)	428,000	128,828	8/17/61	(500 bp) — Monthly	91,680
	CMBX NA BB.8 Index	(38,367)	309,000	146,466	10/17/57	(500 bp) — Monthly	107,799
	CMBX NA BB.9 Index	(9,420)	240,000	96,432	9/17/58	(500 bp) — Monthly	86,778
	CMBX NA BB.9 Index	(5,329)	147,000	59,065	9/17/58	(500 bp) — Monthly	53,593
	CMBX NA BB.9 Index	(8,710)	135,000	54,243	9/17/58	(500 bp) — Monthly	45,402
	CMBX NA BBB-.10 Index	(262,173)	880,000	158,224	11/17/59	(300 bp) — Monthly	(104,462)
	CMBX NA BBB-.11 Index	(149,473)	467,000	72,805	11/18/54	(300 bp) — Monthly	(76,940)
	CMBX NA BBB-.11 Index	(138,431)	422,000	65,790	11/18/54	(300 bp) — Monthly	(72,888)
	CMBX NA BBB-.11 Index	(132,381)	413,000	64,387	11/18/54	(300 bp) — Monthly	(68,235)
	CMBX NA BBB-.11 Index	(95,818)	293,000	45,679	11/18/54	(300 bp) — Monthly	(50,310)
	CMBX NA BBB-.11 Index	(68,943)	211,000	32,895	11/18/54	(300 bp) — Monthly	(36,171)
	CMBX NA BBB-.11 Index	(15,013)	102,000	15,902	11/18/54	(300 bp) — Monthly	830
	CMBX NA BBB-.11 Index	(15,013)	102,000	15,902	11/18/54	(300 bp) — Monthly	830
	CMBX NA BBB-.12 Index	(137,949)	413,000	64,222	8/17/61	(300 bp) — Monthly	(73,968)
	CMBX NA BBB-.12 Index	(122,676)	349,000	54,270	8/17/61	(300 bp) — Monthly	(68,701)
	CMBX NA BBB-.7 Index	(60,813)	278,000	63,273	1/17/47	(300 bp) — Monthly	2,298
	CMBX NA BBB-.7 Index	(989)	196,000	44,610	1/17/47	(300 bp) — Monthly	43,507
	CMBX NA BBB-.9 Index	(94,400)	399,000	82,114	9/17/58	(300 bp) — Monthly	(12,518)
	Credit Suisse International
	CMBX NA BB.10 Index	(50,421)	424,000	174,222	11/17/59	(500 bp) — Monthly	123,388
	CMBX NA BB.10 Index	(27,719)	223,000	91,631	11/17/59	(500 bp) — Monthly	63,695
	Goldman Sachs International
	CMBX NA BB.12 Index	(103,987)	284,000	85,484	8/17/61	(500 bp) — Monthly	(18,779)
	CMBX NA BB.7 Index	(43,198)	227,000	94,795	1/17/47	(500 bp) — Monthly	51,376
	CMBX NA BB.8 Index	(11,330)	100,000	47,400	10/17/57	(500 bp) — Monthly	35,973
	CMBX NA BB.9 Index	(16,195)	417,000	167,551	9/17/58	(500 bp) — Monthly	150,950
	CMBX NA BB.9 Index	(62,086)	390,000	156,702	9/17/58	(500 bp) — Monthly	94,237
	CMBX NA BB.9 Index	(26,089)	250,000	100,450	9/17/58	(500 bp) — Monthly	74,118
	CMBX NA BB.9 Index	(31,123)	197,000	79,155	9/17/58	(500 bp) — Monthly	47,840
	CMBX NA BB.9 Index	(30,349)	190,000	76,342	9/17/58	(500 bp) — Monthly	45,809
	CMBX NA BB.9 Index	(6,035)	56,000	22,501	9/17/58	(500 bp) — Monthly	16,411
	CMBX NA BB.9 Index	(6,188)	52,000	20,894	9/17/58	(500 bp) — Monthly	14,655
	CMBX NA BB.9 Index	(6,258)	52,000	20,894	9/17/58	(500 bp) — Monthly	14,585
	CMBX NA BBB-.6 Index	(32,934)	601,000	190,818	5/11/63	(300 bp) — Monthly	157,533
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(2,338,619)	4,288,000	1,383,309	11/18/54	(500 bp) — Monthly	(959,761)
	CMBX NA BB.12 Index	(320,742)	584,000	175,784	8/17/61	(500 bp) — Monthly	(145,526)
	CMBX NA BB.17 Index	(1,282,407)	2,619,000	1,093,694	1/17/47	(500 bp) — Monthly	(191,259)
	CMBX NA BBB-.10 Index	(85,802)	288,000	51,782	11/17/59	(300 bp) — Monthly	(34,188)
	CMBX NA BBB-.10 Index	(48,454)	172,000	30,926	11/17/59	(300 bp) — Monthly	(17,629)
	CMBX NA BBB-.11 Index	(126,697)	393,000	61,269	11/18/54	(300 bp) — Monthly	(65,658)
	CMBX NA BBB-.11 Index	(123,521)	393,000	61,269	11/18/54	(300 bp) — Monthly	(62,481)
	CMBX NA BBB-.11 Index	(61,831)	197,000	30,712	11/18/54	(300 bp) — Monthly	(31,233)
	CMBX NA BBB-.11 Index	(61,917)	197,000	30,712	11/18/54	(300 bp) — Monthly	(31,320)
	CMBX NA BBB-.12 Index	(137,248)	393,000	61,112	8/17/61	(300 bp) — Monthly	(76,366)
	CMBX NA BBB-.12 Index	(90,914)	274,000	42,607	8/17/61	(300 bp) — Monthly	(48,467)
	Merrill Lynch International
	CMBX NA BB.10 Index	(19,061)	335,000	137,652	11/17/59	(500 bp) — Monthly	118,264
	CMBX NA BB.11 Index	(372,159)	753,000	242,918	11/18/54	(500 bp) — Monthly	(129,973)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.10 Index	(14,053)	134,000	55,061	11/17/59	(500 bp) — Monthly	40,877
	CMBX NA BB.11 Index	(58,139)	592,000	190,979	11/18/54	(500 bp) — Monthly	132,265
	CMBX NA BB.11 Index	(11,420)	117,000	37,744	11/18/54	(500 bp) — Monthly	26,210
	CMBX NA BB.11 Index	(9,910)	104,000	33,550	11/18/54	(500 bp) — Monthly	23,539
	CMBX NA BB.12 Index	(55,505)	1,051,000	316,351	8/17/61	(500 bp) — Monthly	259,824
	CMBX NA BB.12 Index	(29,136)	413,000	124,313	8/17/61	(500 bp) — Monthly	94,775
	CMBX NA BB.12 Index	(28,670)	401,000	120,701	8/17/61	(500 bp) — Monthly	91,641
	CMBX NA BB.12 Index	(20,225)	277,000	83,377	8/17/61	(500 bp) — Monthly	62,882
	CMBX NA BB.12 Index	(104,400)	174,000	52,374	8/17/61	(500 bp) — Monthly	(52,195)
	CMBX NA BB.12 Index	(8,086)	99,000	29,799	9/17/58	(500 bp) — Monthly	21,617
	CMBX NA BB.7 Index	(63,621)	340,000	141,984	1/17/47	(500 bp) — Monthly	78,032
	CMBX NA BB.7 Index	(34,709)	180,000	75,168	1/17/47	(500 bp) — Monthly	40,284
	CMBX NA BB.9 Index	(37,254)	1,056,000	424,301	9/17/58	(500 bp) — Monthly	386,020
	CMBX NA BB.9 Index	(10,587)	172,000	69,110	9/17/58	(500 bp) — Monthly	58,355
	CMBX NA BB.9 Index	(6,646)	170,000	68,306	9/17/58	(500 bp) — Monthly	61,495
	CMBX NA BB.9 Index	(12,489)	103,000	41,385	9/17/58	(500 bp) — Monthly	28,797
	CMBX NA BB.9 Index	(12,822)	89,000	35,760	9/17/58	(500 bp) — Monthly	22,852
	CMBX NA BB.9 Index	(9,990)	66,000	26,519	9/17/58	(500 bp) — Monthly	16,440
	CMBX NA BB.9 Index	(5,559)	65,000	26,117	9/17/58	(500 bp) — Monthly	20,495
	CMBX NA BB.9 Index	(6,305)	52,000	20,894	9/17/58	(500 bp) — Monthly	14,538
	CMBX NA BB.9 Index	(1,358)	10,000	4,018	9/17/58	(500 bp) — Monthly	2,650
	CMBX NA BBB-.11 Index	(144,032)	450,000	70,155	11/18/54	(300 bp) — Monthly	(74,139)
	CMBX NA BBB-.11 Index	(144,032)	450,000	70,155	11/18/54	(300 bp) — Monthly	(74,139)
	CMBX NA BBB-.11 Index	(128,875)	408,000	63,607	11/18/54	(300 bp) — Monthly	(65,506)
	CMBX NA BBB-.11 Index	(124,383)	393,000	61,269	11/18/54	(300 bp) — Monthly	(63,344)
	CMBX NA BBB-.11 Index	(61,484)	197,000	30,712	11/18/54	(300 bp) — Monthly	(30,886)
	CMBX NA BBB-.11 Index	(17,471)	111,000	17,305	11/18/54	(300 bp) — Monthly	(231)
	CMBX NA BBB-.12 Index	(186,712)	604,000	93,922	8/17/61	(300 bp) — Monthly	(93,142)
	CMBX NA BBB-.12 Index	(65,470)	197,000	30,634	8/17/61	(300 bp) — Monthly	(34,952)

	Upfront premium received	—			Unrealized appreciation		3,669,656

	Upfront premium (paid)	(8,569,522)			Unrealized (depreciation)		(2,865,367)

	Total	$(8,569,522)				Total	$804,289
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
bp	Basis Points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OTC	Over-the-counter
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2020 through August 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $205,453,790.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/20
Short-term investments
	Putnam Short Term Investment Fund*	$47,503,886	$51,094,508	$61,964,637	$52,589	$36,633,757

	Total Short-term investments	$47,503,886	$51,094,508	$61,964,637	$52,589	$36,633,757
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $928,907.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $31,182,175.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $5,883,191.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $179,794,977 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $31,252,906 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $31,182,175 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$11,058,541	$—
Mortgage-backed securities	—	145,284,138	—
Purchased options outstanding	—	3,113,766	—
Purchased swap options outstanding	—	332,632	—
U.S. government and agency mortgage obligations	—	121,488,102	—
Short-term investments	39,262,757	38,044,901	—

Totals by level	$39,262,757	$319,322,080	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(217,804)	$—	$—
Written options outstanding	—	(935,107)	—
Forward premium swap option contracts	—	(4,892)	—
TBA sale commitments	—	(84,729,396)	—
Interest rate swap contracts	—	(1,557,644)	—
Total return swap contracts	—	(333)	—
Credit default contracts	—	(31,244,207)	—

Totals by level	$(217,804)	$(118,471,579)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)	$624,800,000
Purchased swap option contracts (contract amount)	$69,800,000
Written TBA commitment option contracts (contract amount)	$642,800,000
Written swap option contracts (contract amount)	$5,400,000
Futures contracts (number of contracts)	2,000
Centrally cleared interest rate swap contracts (notional)	$862,600,000
OTC total return swap contracts (notional)	$400,000
OTC credit default contracts (notional)	$170,000,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com